CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 364,711	¥ 30,271,000	¥ 22,566,000	¥ 33,712,000
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization	91,048	7,557,000	8,308,000	8,887,000
Deferred income tax expense (benefit)	16,446	1,365,000	2,192,000	(546,000)
Realized losses (gains) on securities, net	(1,590)	(132,000)	(274,000)	3,548,000
Losses on disposal or sales of property, plant and equipment, net	(2,639)	(219,000)	284,000	430,000
Bad debt expense	2,687	223,000	152,000	474,000
Inventory write-downs	8,543	709,000	195,000	990,000
Impairment of goodwill and long-lived assets	3,157	262,000	1,605,000
Changes in assets and liabilities-
Trade receivables	(63,241)	(5,249,000)	(181,000)	9,081,000
Inventories	(337,446)	(28,008,000)	20,543,000	(18,304,000)
Trade notes and accounts payable and accrued expense	123,663	10,264,000	3,013,000	(10,005,000)
Income taxes payable	29,264	2,429,000	1,480,000	(4,589,000)
Accrued retirement and termination benefits	(14,060)	(1,167,000)	(1,615,000)	(2,297,000)
Other, net	15,806	1,312,000	(1,142,000)	797,000
Net cash provided by operating activities	236,349	19,617,000	57,126,000	22,178,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including interest capitalized	(117,373)	(9,742,000)	(10,837,000)	(17,046,000)
Purchases of available-for-sale securities	(32,253)	(2,677,000)	(4,996,000)	(375,000)
Purchases of held-to-maturity securities	(34,578)	(2,870,000)	(1,522,000)
Proceeds from sales of available-for-sale securities	13,928	1,156,000	1,967,000	15,310,000
Proceeds from maturities of available-for-sale securities	6,024	500,000	500,000	2,500,000
Proceeds from maturities of held-to-maturity securities	9,639	800,000	350,000	600,000
Proceeds from sales of property, plant and equipment	9,108	756,000	299,000	135,000
Increase in time deposits, net	(87,639)	(7,274,000)	(3,375,000)	(560,000)
Other, net	204	17,000	(54,000)	(332,000)
Net cash provided by (used in) investing activities	(232,940)	(19,334,000)	(17,668,000)	232,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (decrease) in short-term borrowings, net	2,723	226,000	(7,000)	(1,345,000)
Purchase of treasury stock, net	(96)	(8,000)	(10,000)	(17,640,000)
Cash dividends paid	(86,301)	(7,163,000)	(8,955,000)	(13,855,000)
Other, net	(4,940)	(410,000)	(142,000)	(339,000)
Net cash used in financing activities	(88,614)	(7,355,000)	(9,114,000)	(33,179,000)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(40,783)	(3,385,000)	(2,269,000)	(1,322,000)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(125,988)	(10,457,000)	28,075,000	(12,091,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	750,482	62,290,000	34,215,000	46,306,000
CASH AND CASH EQUIVALENTS, END OF YEAR /	624,494	51,833,000	62,290,000	34,215,000
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for interest, net of amount capitalized	590	49,000	58,000	232,000
Cash paid during the year for income taxes	$ 104,398	¥ 8,665,000	¥ 7,280,000	¥ 15,866,000